Change in Provisions and Other (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [abstract]
Beginning balance	$ 11,747	$ 8,718
Expensed during the year	5,261	7,615
Payment of deductibles and uninsured claims	(6,124)	(5,229)
Foreign exchange	(248)	643
Ending balance	$ 10,636	$ 11,747